SUBSEQUENT EVENTS (Details) - $ / shares	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Options to purchase common stock		15,315,120
Clayton A. Struve Warrant
Issue Date	Aug. 14, 2017
Options to purchase common stock	1,440,000
Exercise Price	$ 0.25
Original Expiration Date	Aug. 13, 2023
Amended Expiration Dates	Aug. 13, 2024
Clayton A. Struve Warrant One
Issue Date	Dec. 12, 2017
Options to purchase common stock	1,200,000
Exercise Price	$ 0.25
Original Expiration Date	Dec. 11, 2023
Amended Expiration Dates	Dec. 11, 2024
Clayton A. Struve Warrant Two
Issue Date	Aug. 04, 2016
Options to purchase common stock	1,785,715
Exercise Price	$ 0.25
Original Expiration Date	Aug. 04, 2023
Amended Expiration Dates	Aug. 04, 2024
Clayton A. Struve Warrant Three
Issue Date	Feb. 28, 2018
Options to purchase common stock	1,344,000
Exercise Price	$ 0.25
Original Expiration Date	Feb. 28, 2023
Amended Expiration Dates	Feb. 28, 2024